Note 9 - Restructuring Charges (Details Textual) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Restructuring Charges, Total		$ 2,854
Forecast [Member]
Restructuring Charges, Total	$ 2,900